Stone Harbor Investment Funds
31 West 52nd Street, 16th Floor
New York, NY 10019

BY EDGAR

October 6, 2017

U.S. Securities and Exchange Commission 100 F Street N.E.

Washington, DC 20549-0213

RE:	Stone Harbor Investment Funds (the “Registrant”)
	File Nos.	811-22037
333-141345

Dear Sir/Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Registrant effective September 30, 2017, do not differ from those filed in the Post-Effective Amendment No. 33 on September 28, 2017, which was filed electronically.

Please address any comments or questions to the attention of the undersigned at (212) 548-1021.

Sincerely,

/s/ Adam J. Shapiro
Adam J. Shapiro
Secretary